UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-03495

DWS Money Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

NY Tax Free Money Fund

Investment Class

Tax Free Money Fund Investment

Semiannual Report to

Shareholders

June 30, 2013

Contents

NY Tax Free Money Fund
4 Portfolio Summary
5 Investment Portfolio
9 Statement of Assets and Liabilities
10 Statement of Operations
11 Statement of Changes in Net Assets
13 Financial Highlights

Tax Free Money Fund Investment
14 Portfolio Summary
15 Investment Portfolio
20 Statement of Assets and Liabilities
21 Statement of Operations
22 Statement of Changes in Net Assets
23 Financial Highlights
24 Notes to Financial Statements
30 Information About Each Fund's Expenses
32 Other Information
33 Summary of Management Fee Evaluation by Independent Fee Consultant
37 Account Management Resources
38 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the funds' $1.00 share price. The credit quality of the funds' holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the funds' share price. The funds' share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the funds may have a significant adverse effect on the share prices of all classes of shares of the funds. See the prospectus for specific details regarding the funds' risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)
Investment Portfolio as of June 30, 2013 (Unaudited)

NY Tax Free Money Fund
	Principal Amount ($)	Value ($)

Municipal Investments 99.8%
New York 97.6%
Albany, NY, Industrial Development Agency, Albany College of Pharmacy, Series A, 0.07%*, 7/1/2038, LOC: TD BankNorth NA	1,230,000	1,230,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.08%*, 9/1/2033, LOC: Hudson River Bank & Trust Co.	3,000,000	3,000,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.16%*, 10/1/2041, LIQ: Barclays Bank PLC	2,200,000	2,200,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.16%*, 10/1/2041, LIQ: Barclays Bank PLC	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.08%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	2,500,000	2,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.08%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,600,000	1,600,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.19%*, 8/1/2029, LOC: JPMorgan Chase Bank NA	1,800,000	1,800,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund:
Series A-2, 0.05%*, 11/1/2031, LOC: Bank of Tokyo-Mitsubishi UFJ	315,000	315,000
Series A-1, 0.07%*, 11/1/2031, LOC: Morgan Stanley Bank	1,000,000	1,000,000
New York, RIB Floater Trust, Series 1WE, 144A, 0.13%*, 9/30/2013, LIQ: Barclays Bank PLC	750,000	750,000
New York, State Dormitory Authority Revenues, Memorial Sloan-Kettering Center, Series 1, Prerefunded 7/1/2013 @ 100, 5.0%, 7/1/2020, INS: NATL	175,000	175,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University, Series B-2, 0.05%*, 7/1/2037, LOC: U.S. Bank NA	1,400,000	1,400,000
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 4.0%, 2/15/2014	1,110,000	1,135,623
Series A, 144A, 5.0%, 2/15/2014	200,000	205,815
New York, State Energy Research & Development Authority, Consolidated Edison Co., Inc.:
Series A-2, 144A, 0.05%*, 5/1/2039, LOC: Mizuho Corporate Bank	1,000,000	1,000,000
Series A-3, AMT, 0.07%*, 6/1/2036, LOC: Scotiabank	1,350,000	1,350,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties, Series A, 0.07%*, 5/15/2037, LIQ: Fannie Mae	1,100,000	1,100,000
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.08%*, 5/15/2036, LIQ: Fannie Mae	2,000,000	2,000,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 153, AMT, 0.1%*, 4/1/2047, SPA: Barclays Bank PLC	500,000	500,000
New York, State Power Authority, 0.17%*, Mandatory Put 9/3/2013 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	2,000,000	2,000,000
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A, 5.0%, 4/1/2014	340,000	351,833
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 3.0%, 12/15/2013	1,020,000	1,032,370
New York City, NY, Health & Hospital Corp., Health Systems:
Series C, 144A, 0.05%*, 2/15/2031, LOC: TD Bank NA	1,000,000	1,000,000
Series D, 144A, 0.1%*, 2/15/2026, LOC: JPMorgan Chase Bank NA	550,000	550,000
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.09%*, 12/1/2037, LOC: Citibank NA	2,320,000	2,320,000
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series M-4, 0.2%, Mandatory Put 6/27/2014 @ 100, 11/1/2047	1,500,000	1,500,000
Series C, 0.22%*, Mandatory Put 1/31/2014 @ 100, 5/1/2045	2,015,000	2,015,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Plaza Residences LP, Series A, AMT, 0.08%*, 7/1/2039, LOC: Citibank NA	1,465,000	1,465,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Psychotherapy & Counseling Center, 0.12%*, 6/1/2038, LOC: JPMorgan Chase Bank NA	2,730,000	2,730,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series A-1, 0.04%*, 6/15/2044, SPA: Mizuho Corporate Bank	1,400,000	1,400,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 144A, 0.06%*, 11/15/2028, SPA: TD Bank NA	1,900,000	1,900,000
Series D-2, 5.0%, 11/1/2013	2,925,000	2,972,051
Series I2, 5.0%, 11/1/2013	760,000	772,191
New York, NY, General Obligation:
Series J-10, 0.04%*, 8/1/2027, LOC: Bank of Tokyo-Mitsubishi UFJ	1,700,000	1,700,000
Series A-6, 144A, 0.06%*, 8/1/2031, LOC: Mizuho Corporate Bank	1,800,000	1,800,000
Series A-5, 0.07%*, 10/1/2042, LOC: Sumitomo Bank Ltd.	2,000,000	2,000,000
Series B2, 0.09%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Series F-1, 5.0%, 9/1/2013	5,000	5,041
Series F-1, ETM, 5.0%, 9/1/2013	995,000	1,003,097
Port Authority of New York & New Jersey, 4.0%, 12/1/2013	1,840,000	1,869,126
		58,147,147
Puerto Rico 2.2%
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.11%*, 9/30/2014, LOC: Barclays Bank PLC	1,310,000	1,310,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $59,457,147)†	99.8	59,457,147
Other Assets and Liabilities, Net	0.2	143,318
Net Assets	100.0	59,600,465

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and shown at their current rates as of June 30, 2013.

† The cost for federal income tax purposes was $59,457,147.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$59,457,147	$—	$59,457,147
Total	$—	$59,457,147	$—	$59,457,147

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2013 (Unaudited)
Assets	NY Tax Free Money Fund
Investments in securities, valued at amortized cost	$59,457,147
Cash	78,262
Interest receivable	89,865
Due from Advisor	12,822
Other assets	14,514
Total assets	59,652,610
Liabilities
Distributions payable	262
Accrued Trustees' fees	419
Other accrued expenses and payables	51,464
Total liabilities	52,145
Net assets, at value	$59,600,465
Net Assets Consist of
Undistributed net investment income	4,679
Accumulated net realized gain (loss)	(6,128)
Paid-in capital	59,601,914
Net assets, at value	$59,600,465
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($48,600,712 ÷ 48,620,438 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$1.00
Tax-Exempt New York Money Market Fund Net Asset Value, offering and redemption price per share ($10,999,753 ÷ 11,004,218 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2013 (Unaudited)
Investment Income	NY Tax Free Money Fund
Income: Interest	$52,223
Expenses: Management fee	34,751
Administration fee	28,959
Services to shareholders	62,334
Distribution and service fees	74,078
Custodian fee	3,079
Legal fees	8,811
Audit fees	25,340
Trustees' fees and expenses	2,172
Reports to shareholders	25,763
Registration fees	20,346
Other	3,450
Total expenses before expense reductions	289,083
Expense reductions	(239,703)
Total expenses after expense reductions	49,380
Net investment income	2,843
Net realized gain (loss) from investments	(3,572)
Net increase (decrease) in net assets resulting from operations	$(729)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
NY Tax Free Money Fund
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations: Net investment income	$2,843	$6,593
Net realized gain (loss) from investments	(3,572)	(512)
Net increase (decrease) in net assets resulting from operations	(729)	6,081
Distributions to shareholders from: Net investment income: Investment Class	(2,292)	(5,404)
Tax-Exempt New York Money Market Fund	(604)	(1,457)
Total distributions	(2,896)	(6,861)
Fund share transactions: Investment Class Proceeds from shares sold	74,040,666	205,119,062
Reinvestment of distributions	746	1,759
Payments of shares redeemed	(83,980,204)	(198,810,068)
Net increase (decrease) in net assets from Investment Class share transactions	(9,938,792)	6,310,753
Tax-Exempt New York Money Market Fund Proceeds from shares sold	6,976,441	17,097,684
Reinvestment of distributions	604	1,457
Payments for shares redeemed	(9,313,607)	(19,809,254)
Net increase (decrease) in net assets from Tax-Exempt New York Money Market Fund share transactions	(2,336,562)	(2,710,113)
Increase (decrease) in net assets	(12,278,979)	3,599,860
Net assets at beginning of period	71,879,444	68,279,584
Net assets at end of period (including undistributed net investment income of $4,679 and $4,732, respectively)	$59,600,465	$71,879,444

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund (continued)
Other Information	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Investment Class
Shares outstanding at beginning of period	58,559,230	52,248,477
Shares sold	74,040,666	205,119,062
Shares issued to shareholders in reinvestment of distributions	746	1,759
Shares redeemed	(83,980,204)	(198,810,068)
Net increase (decrease) in Fund shares from Investment Class share transactions	(9,938,792)	6,310,753
Shares outstanding at end of period	48,620,438	58,559,230
Tax-Exempt New York Money Market Fund
Shares outstanding at beginning of period	13,340,780	16,050,893
Shares sold	6,976,441	17,097,684
Shares issued to shareholders in reinvestment of distributions	604	1,457
Shares redeemed	(9,313,607)	(19,809,254)
Net increase (decrease) in Fund shares from Tax-Exempt New York Money Market Fund share transactions	(2,336,562)	(2,710,113)
Shares outstanding at end of period	11,004,218	13,340,780

The accompanying notes are an integral part of the financial statements.

Financial Highlights
NY Tax Free Money Fund Investment Class
			Years Ended December 31,
	Six Months Ended 6/30/13 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.002		.017
Net realized gain (loss)	(.000	)***	(.000	)***	(.000	)***	(.000	)***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.002		.017
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.001)		(.002)		(.017)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.00	a,b**	.01	a	.01	a	.06	a	.22	a	1.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49		59		52		52		81		117
Ratio of expenses before expense reductions (%)	.96	*	.90		.84		.78		.84		.72
Ratio of expenses after expense reductions (%)	.17	*	.20		.27		.32		.43		.72
Ratio of net investment income (%)	.01	*	.01		.01		.01		.29		1.68
a Total return would have been lower had certain expenses not been reduced. b Amount is less than .005% * Annualized ** Not annualized *** Amount is less than $.0005 per share.

Portfolio Summary (Unaudited)
Investment Portfolio as of June 30, 2013 (Unaudited)

Tax Free Money Fund Investment
	Principal Amount ($)	Value ($)

Municipal Investments 103.5%
Alabama 1.8%
Alabama, Mobile Industrial Development Board, Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.11%*, 6/1/2032, LOC: Bayerische Landesbank	2,310,000	2,310,000
Alaska 4.8%
Alaska, Eclipse Funding Trust Various States, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.06%*, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	5,625,000	5,625,000
Anchorage, AK, General Obligation, Series C, 2.0%, 8/1/2013	615,000	615,913
		6,240,913
Arizona 2.7%
Arizona, Salt River Pima-Maricopa Indian Community, 0.3%*, 10/1/2025, LOC: Bank of America NA	3,545,000	3,545,000
California 12.5%
California, State University Revenue, Series A, Prerefunded 5/1/2014 @ 100, 4.75%, 11/1/2024, INS: AGM	2,200,000	2,283,215
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.56%*, 9/6/2035, GTY: Citibank NA, LIQ: Citibank NA	4,100,000	4,100,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.25%*, Mandatory Put 8/15/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	2,000,000	2,000,000
Los Angeles County, CA, General Obligation, Series A, 2.0%, 2/28/2014 (a)	3,000,000	3,036,300
San Jose, CA, Redevelopment Agency, 0.17%, 12/10/2013	5,000,000	5,000,000
		16,419,515
Florida 1.8%
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.08%*, 8/15/2041, LOC: SunTrust Bank	2,380,000	2,380,000
Georgia 2.1%
Georgia, State General Obligation:
Series E, 4.0%, 7/1/2013	2,500,000	2,500,000
Series B, 5.0%, 7/1/2013	195,000	195,000
		2,695,000
Idaho 1.6%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014 (a)	2,000,000	2,036,020
Illinois 14.1%
Channahon, IL, Morris Hospital Revenue, Series D, 0.06%*, 12/1/2032, LOC: U.S. Bank NA	2,840,000	2,840,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement, Series C, 3.0%, 12/1/2013	1,575,000	1,593,577
Illinois, State Educational Facilities Authority, State Xavier University Project, Series A, 144A, 0.09%*, 10/1/2032, LOC: LaSalle Bank NA	3,200,000	3,200,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.08%*, 4/1/2033, LOC: Northern Trust Co.	3,815,000	3,815,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.06%*, 7/1/2030, LOC: Northern Trust Co.	2,000,000	2,000,000
Illinois, Upper River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.21%*, 8/1/2033, LOC: LaSalle Bank NA	5,000,000	5,000,000
		18,448,577
Indiana 6.1%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.13%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	3,930,000	3,930,000
Indiana, State Finance Authority, Industrial Revenue, Midwest Fertilizer Corp. Project, 0.2%, Mandatory Put 7/1/2013 @ 100, 7/1/2046	4,000,000	4,000,000
		7,930,000
Kansas 1.9%
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.11%*, 9/1/2032, LOC: Bank of America NA	2,500,000	2,500,000
Kentucky 1.7%
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.05%*, 3/1/2030, LOC: U.S. Bank NA	2,210,000	2,210,000
Michigan 3.1%
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	4,100,000	4,100,000
Minnesota 0.1%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.28%*, 11/1/2017, LOC: U.S. Bank NA	170,000	170,000
Missouri 6.6%
Missouri, Independence Industrial Development Authority Revenue, Series A, 0.23%*, 11/1/2027, LOC: Bank of America NA	3,700,000	3,700,000
Missouri, University of Curators, 0.15%, 7/3/2013	5,000,000	5,000,000
		8,700,000
New Hampshire 2.6%
New Hampshire, State Health & Education Facilities Authority Revenue, Bishop Guertin High School, 0.06%*, 9/1/2032, LOC: TD Bank NA	1,040,000	1,040,000
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.07%*, 12/1/2034, LOC: Citizens Bank of NH	1,000,000	1,000,000
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.11%*, 10/1/2013, LOC: TD Bank NA	1,395,000	1,395,000
		3,435,000
New Jersey 2.9%
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	3,620,000	3,811,595
New York 7.7%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.08%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series B, 0.18%*, 11/1/2049, LOC: Wells Fargo Bank NA	3,000,000	3,000,000
New York, State Power Authority, 0.17%*, Mandatory Put 9/3/2013 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	1,500,000	1,500,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series I2, 5.0%, 11/1/2013	1,000,000	1,016,041
Port Authority of New York & New Jersey, 4.0%, 12/1/2013	2,500,000	2,539,573
		10,055,614
North Carolina 1.9%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.07%*, 6/1/2033, LOC: Branch Banking & Trust	2,435,000	2,435,000
Pennsylvania 1.5%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.08%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Puerto Rico 3.8%
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.11%*, 9/30/2014, LOC: Barclays Bank PLC	4,985,000	4,985,000
Tennessee 5.2%
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University, Series C, 4.0%, 10/1/2013	800,000	807,388
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.11%*, 5/1/2016, LOC: BNP Paribas	6,060,000	6,060,000
		6,867,388
Texas 11.4%
Angleton, TX, Independent School District, School Building, 3.75%, 2/15/2014	900,000	919,680
Franklin, TX, Independent School District, 2.0%, 2/15/2014	500,000	505,512
Harris County, TX, Cultural Education, TECP, 0.23%, 7/9/2013	5,000,000	5,000,000
Houston, TX, 0.2%, 7/12/2013	3,500,000	3,500,000
Houston, TX, Public Improvement, Series A, 2.0%, 3/1/2014	2,150,000	2,175,481
Lubbock, TX, Independent School District Building, 0.13%*, 2/1/2030, SPA: Bank of America NA	600,000	600,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	2,150,000	2,158,020
		14,858,693
Utah 2.3%
Utah, State General Obligation:
Series C, 4.0%, 7/1/2013	1,200,000	1,200,000
5.0%, 7/1/2013	1,000,000	1,000,000
Series A, 5.0%, 7/1/2013	800,000	800,000
		3,000,000
Washington 1.4%
Seattle, WA, Water System Revenue, Prerefunded 9/1/2013 @ 100, 4.0%, 9/1/2014	800,000	805,052
Washington, State General Obligation, Series 2010C, 5.0%, 8/1/2013	1,000,000	1,004,151
		1,809,203
Wisconsin 1.9%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.12%**, 11/15/2043	2,500,000	2,500,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $135,442,518)†	103.5	135,442,518
Other Assets and Liabilities, Net	(3.5)	(4,585,179)
Net Assets	100.0	130,857,339

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2013.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

† The cost for federal income tax purposes was $135,442,518.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax-Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (b)	$—	$135,442,518	$—	$135,442,518
Total	$—	$135,442,518	$—	$135,442,518

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2013 (Unaudited)
Assets	Tax Free Money Fund Investment
Investments in securities, valued at amortized cost	$135,442,518
Cash	102,987
Receivable for investments sold	70,000
Interest receivable	354,135
Due from Advisor	3,420
Other assets	9,299
Total assets	135,982,359
Liabilities
Payable for investments purchased — when-issued securities	5,072,320
Distributions payable	1,076
Accrued Trustees' fees	293
Other accrued expenses and payables	51,331
Total liabilities	5,125,020
Net assets, at value	$130,857,339
Net Assets Consist of
Undistributed net investment income	9,718
Accumulated net realized gain (loss)	15
Paid-in capital	130,847,606
Net assets, at value	$130,857,339
Net Asset Value
Premier Shares Net Asset Value, offering and redemption price per share ($130,857,339 ÷ 130,846,688 shares outstanding, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2013 (Unaudited)
Investment Income	Tax Free Money Fund Investment
Income: Interest	$148,726
Expenses: Management fee	111,607
Administration fee	74,405
Services to shareholders	182,769
Service fee	185,686
Custodian fee	3,801
Professional fees	28,288
Reports to shareholders	16,170
Registration fees	10,464
Trustees' fees and expenses	4,051
Other	4,059
Total expenses before expense reductions	621,300
Expense reductions	(480,020)
Total expenses after expense reductions	141,280
Net investment income	7,446
Net realized gain (loss) from investments	15
Net increase (decrease) in net assets resulting from operations	$7,461

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Tax Free Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations: Net investment income	$7,446	$13,859
Net realized gain (loss) from investments	15	106
Net increase (decrease) in net assets resulting from operations	7,461	13,965
Distributions to shareholders from: Net investment income: Premier Shares	(7,440)	(13,766)
Fund share transactions: Premier Shares Proceeds from shares sold	167,272,062	357,014,947
Reinvestment of distributions	123	243
Payments for shares redeemed	(198,664,214)	(340,216,839)
Net increase (decrease) in net assets from Premier Shares transactions	(31,392,029)	16,798,351
Increase (decrease) in net assets	(31,392,008)	16,798,550
Net assets at beginning of period	162,249,347	145,450,797
Net assets at end of period (including undistributed net investment income of $9,718 and $9,712, respectively)	$130,857,339	$162,249,347
Other Information
Premier Shares Shares outstanding at beginning of period	162,238,717	145,440,366
Shares sold	167,272,062	357,014,947
Shares issued to shareholders in reinvestment of distributions	123	243
Shares redeemed	(198,664,214)	(340,216,839)
Net increase (decrease) in Fund shares from Premier Shares transactions	(31,392,029)	16,798,351
Shares outstanding at end of period	130,846,688	162,238,717

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax Free Money Fund Investment
Premier Shares
			Years Ended December 31,
	Six Months Ended 6/30/13 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.001		.016
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.001		.016
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)		(.016)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.00	b**	.01		.01		.03		.15		1.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	131		162		145		164		173		136
Ratio of expenses before expense reductions (%)	.84	*	.85		.86		.81		.82		.81
Ratio of expenses after expense reductions (%)	.19	*	.26		.31		.42		.64		.76
Ratio of net investment income (%)	.01	*	.01		.01		.01		.14		1.64
a Total return would have been lower had certain expenses not been reduced. b Amount is less than .005% * Annualized ** Not annualized *** Amount is less than $.0005 per share.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

NY Tax Free Money Fund and Tax Free Money Fund Investment (each a "Fund,'' and collectively, the "Funds'') are each a diversified series of DWS Money Market Trust (the "Trust''), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

NY Tax Free Money Fund offers two classes of shares: Investment Class and Tax-Exempt New York Money Market Fund. The financial highlights for Tax-Exempt New York Money Market Fund are provided separately and are available upon request.

Tax Free Money Fund Investment offers one class of shares, Premier Shares.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Funds are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

When-Issued/Delayed Delivery Securities. Each Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yield available in the market on the dates when the investments are actually delivered to the buyers. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2012, NY Tax Free Money Fund had a net tax basis capital loss carryforward of approximately $2,000, including $1,000 of pre-enactment losses which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2018, the expiration date, whichever occurs first, and $1,000 of post-enactment short-term losses which may be applied against realized net taxable capital gains indefinitely.

Each Fund has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in each Fund's financial statements. Each Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

Under each Investment Management Agreement with the Advisor, NY Tax Free Money Fund and Tax Free Money Fund Investment pay an annual management fee of 0.12% and 0.15%, respectively, based on each Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Tax Free Money Fund Investment — Premier Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% of its average daily net assets.

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of NY Tax Free Money Fund — Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% of its average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses for NY Tax Free Money Fund and Tax Free Money Fund Investment.

Accordingly, for the six months ended June 30, 2013, the amount charged to each Fund by the Advisor was as follows:
	Total Aggregated	Waived	Annualized Effective Rate
NY Tax Free Money Fund	$34,751	$34,751	.00%
Tax Free Money Fund Investment	$111,607	$111,607	.00%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to each Fund. For all services provided under the Administrative Services Agreement, each Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2013, the Administration Fee was as follows:
	Total Aggregated	Waived	Unpaid at June 30, 2013
NY Tax Free Money Fund	$28,959	$28,959	$—
Tax Free Money Fund Investment	$74,405	$381	$10,512

In addition, the Advisor waived $40,518 of other expenses for NY Tax Free Money Fund.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for each Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from each Fund. For the six months ended June 30, 2013, the amounts charged to each Fund by DISC was as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2013
NY Tax Free Money Fund: Investment Class	$54,300	$54,300	$—
NY Tax Free Money Fund: Tax-Exempt New York Money Fund	$7,129	$7,097	$32
Tax Free Money Fund Investment: Premier Shares	$182,346	$182,346	$—

Distribution and Service Fees. DWS Investments Distributors, Inc. ("DIDI") is each Fund's distributor. The Tax-Exempt New York Money Market Fund shares of NY Tax Free Money Fund pays DIDI an annual fee, pursuant to a Rule 12b-1 plan, based on an annual rate of 0.50% of the Tax-Exempt New York Money Market Fund shares' average daily net assets, which is calculated daily and payable monthly. For the six months ended June 30, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Waived
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$30,237	$30,237

In addition, DIDI provides information and administrative services for a fee ("Service Fee") at an annual rate of up to 0.25% of average daily net assets for NY Tax Free Money Fund — Investment Class and Tax Free Money Fund Investment — Premier Shares. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended June 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Annualized Effective Rate
NY Tax Free Money Fund: Investment Class	$43,841	$43,841	.00%
Tax Free Money Fund Investment: Premier Shares	$185,686	$185,686	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to each Fund. For the six months ended June 30, 2013, the amount charged to each Fund by DIMA included in the Statement of Operations under "reports to shareholders" is as follows:
	Total Aggregated	Unpaid at June 30, 2013
NY Tax Free Money Fund	$10,681	$10,548
Tax Free Money Fund Investment	$5,310	$5,310

Trustees' Fees and Expenses. Each Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement. The Funds had no outstanding loans at June 30, 2013.

D. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholder accounts could have a material impact on the Funds.

At June 30, 2013, two shareholder accounts held approximately 55% and 21% of the outstanding shares of the NY Tax Free Money Fund and one shareholder account held approximately 99% of the outstanding shares of Tax Free Money Fund Investment.

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees, and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013 to June 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

NY Tax Free Money Fund
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2013 (Unaudited)
Actual Fund Return	Investment Class
Beginning Account Value 1/1/13	$1,000.00
Ending Account Value 6/30/13	$1,000.05
Expenses Paid per $1,000*	$.84
Hypothetical 5% Fund Return	Investment Class
Beginning Account Value 1/1/13	$1,000.00
Ending Account Value 6/30/13	$1,023.95
Expenses Paid per $1,000*	$.85

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	Investment Class
NY Tax Free Money Fund	.17%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Free Money Fund Investment
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2013 (Unaudited)
Actual Fund Return	Premier Shares
Beginning Account Value 1/1/13	$1,000.00
Ending Account Value 6/30/13	$1,000.05
Expenses Paid per $1,000*	$.94
Hypothetical 5% Fund Return	Premier Shares
Beginning Account Value 1/1/3	$1,000.00
Ending Account Value 6/30/13	$1,023.85
Expenses Paid per $1,000*	$.95

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Premier Shares
Tax Free Money Fund Investment	.19%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 703-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset & Wealth Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-investments.com (800) 621-1148

	NY Tax Free Money Fund — Investment Class	Tax Free Money Fund Investment — Premier Shares
Nasdaq Symbol	BNYXX	BTXXX
CUSIP Number	23337T 805	23337T 888
Fund Number	844	839

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.

Rev. 09/2012

Deutsche Asset Management
A Member of the Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

NYTXMFREE-3
(R-028301-2 8/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2013